Related Party Transactions (Details) - Schedule of Net Outstanding Balances with Related Parties - Related Party [Member] - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Schedule of Net Outstanding Balances with Related Parties [Line Items]
Total due to related parties	$ 3,005,577	$ 731,004
Mr. Xiaohong Yin [Member]
Schedule of Net Outstanding Balances with Related Parties [Line Items]
Total due to related parties	1,710,347
Bozhen Gong [Member]
Schedule of Net Outstanding Balances with Related Parties [Line Items]
Total due to related parties	68,531	295,213
Yun Tan [Member]
Schedule of Net Outstanding Balances with Related Parties [Line Items]
Total due to related parties	178,180	182,751
Rongxin Ling [Member]
Schedule of Net Outstanding Balances with Related Parties [Line Items]
Total due to related parties	137,061	140,578
Peizhen Zhang [Member]
Schedule of Net Outstanding Balances with Related Parties [Line Items]
Total due to related parties	109,649	112,462
Xiaohong Yin [Member]
Schedule of Net Outstanding Balances with Related Parties [Line Items]
Total due to related parties	137,061
Nanjing Shun yi Jing Electric Technology Co., Ltd. [Member]
Schedule of Net Outstanding Balances with Related Parties [Line Items]
Total due to related parties	$ 664,748